UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	12/31/16

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Stock Index Fund, Inc.	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund, Inc. covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

January 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through December 31, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Stock Index Fund’s Initial shares produced a total return of 11.71%, and its Service shares produced a total return of 11.44%.1 In comparison, the S&P 500 Index (the “Index”), the fund’s benchmark, provided a total return of 11.94% for the same period.2

U.S. stocks achieved solid returns in 2016 on the strength of positive economic growth and expectations of changing fiscal, tax, and regulatory policies under a new presidential administration. The differences in returns between the fund and the Index were primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index by generally investing in all 500 stocks in the Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy.

Each company’s stock is weighted by the number of available float shares (i.e., those shares available to investors) divided by the total shares outstanding, which means larger companies with more available float shares have greater representation in the Index than smaller ones. The fund attempts to have a correlation between its performance and that of the Index of at least .95 before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

Economic and Political Developments Drove Equity Markets

U.S. stocks moved sharply lower over the opening weeks of 2016 due to weakening commodity prices, disappointing global economic data, and higher short-term U.S. interest rates. However, equities began a dramatic recovery in February and rallied through the spring in response to rebounding commodity prices, global monetary easing, and indications that additional U.S. rate increases would be delayed.

The market’s advance faltered in June over concerns regarding the United Kingdom’s referendum to leave the European Union, but the decline proved short lived. By early July, the market had regained most of its lost ground, and encouraging U.S. economic data helped the Index advance further over the summer. Stocks gave back some of their previous gains in October when investors became more cautious ahead of the presidential election. After the election, stocks again rallied strongly, and the Index achieved record highs as investors anticipated higher government spending, lower corporate taxes, and a less stringent regulatory environment.

Energy and Financial Stocks Led the 2016 Market

After suffering particularly steep declines early in 2016 in response to plummeting oil prices, the energy sector came roaring back to end the year as the top performing sector within the Index. The energy sector’s rebound was propelled by recovering commodity prices, which enhanced the earnings of oil-and-gas producers that had cut costs and become more efficient during the downturn. Energy infrastructure companies, such as pipeline operators, fared especially well,

DISCUSSION OF FUND PERFORMANCE (continued)

while oil refiners generally lagged sector averages. The financials sector languished for much of 2016, in part due to the dampening effect of low interest rates on profit margins. However, banks, capital markets companies, and other financial institutions gained considerable ground in the weeks after the presidential election as investors looked forward to higher interest rates stemming from new pro-growth fiscal policies, an easing of costly banking regulations, lower corporate tax rates, and higher trading volumes.

The industrials sector also fared better than broader market averages, largely due to post-election expectations of rising government spending on infrastructure development and repair. This development especially benefited large equipment producers and railroads. Meanwhile, airlines gained value when reduced industry capacity led to higher ticket prices, and aerospace-and-defense companies rallied in anticipation of higher military spending.

In contrast, only one of the Index’s market segments produced negative absolute returns in 2016: the health care sector. Biotechnology firms and pharmaceutical developers contended throughout the year with industrywide pricing pressures and the derailment of some high-profile mergers. Toward the end of the year, service providers and health care insurers struggled with uncertainty surrounding the future of the Affordable Care Act. In the real estate sector, real estate investment trusts (REITs) gave back previous gains amid waning investor demand for dividend-paying stocks. In addition, REITs that focus on malls and other retail properties were hurt by a generally sluggish retail environment as more consumers made purchases over the internet.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, we have been encouraged by the stock market’s resilience in the face of political change and persistent global economic headwinds. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

January 17, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Stock Index Fund, made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Investors cannot invest directly in any index

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund, Inc. Initial shares and Service shares and the S&P 500 Index (the “Index”)

Average Annual Total Returns as of 12/31/16
	1 Year	5 Years	10 Years
Initial shares	11.71%	14.38%	6.71%
Service shares	11.44%	14.10%	6.44%
S&P 500 Index	11.94%	14.65%	6.94%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc. on 12/31/06 to a $10,000 investment made in the Index on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares. The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.46	$2.77
Ending value (after expenses)	$1,077.10	$1,075.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.42	$2.69
Ending value (after expenses)	$1,023.73	$1,022.47

† Expenses are equal to the fund’s annualized expense ratio of .28% for Initial shares and .53% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2016

Common Stocks - 98.8%	Shares		Value ($)
Automobiles & Components - .7%
BorgWarner	22,800		899,232
Delphi Automotive	31,469		2,119,437
Ford Motor	437,732		5,309,689
General Motors	156,844		5,464,445
Goodyear Tire & Rubber	30,967		955,951
Harley-Davidson	20,079	[a]	1,171,409
			15,920,163
Banks - 6.7%
Bank of America	1,141,772		25,233,161
BB&T	91,974		4,324,617
Citigroup	322,242		19,150,842
Citizens Financial Group	58,601		2,087,954
Comerica	19,956		1,359,203
Fifth Third Bancorp	85,622		2,309,225
Huntington Bancshares	121,666		1,608,425
JPMorgan Chase & Co.	404,297		34,886,788
KeyCorp	121,390		2,217,795
M&T Bank	17,691		2,767,403
People's United Financial	34,845	[a]	674,599
PNC Financial Services Group	55,399		6,479,467
Regions Financial	142,658		2,048,569
SunTrust Banks	55,560		3,047,466
U.S. Bancorp	181,278		9,312,251
Wells Fargo & Co.	511,718		28,200,779
Zions Bancorporation	22,974		988,801
			146,697,345
Capital Goods - 7.3%
3M	68,047		12,151,153
Acuity Brands	4,892		1,129,367
Allegion	10,234		654,976
AMETEK	27,023		1,313,318
Arconic	48,128		892,293
Boeing	64,864		10,098,028
Caterpillar	65,745		6,097,191
Cummins	17,836		2,437,646
Deere & Co.	32,735	[a]	3,373,014
Dover	18,078		1,354,585

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Capital Goods - 7.3% (continued)
Eaton	51,565		3,459,496
Emerson Electric	71,981		4,012,941
Fastenal	32,172		1,511,441
Flowserve	15,568	[a]	748,042
Fluor	16,549		869,153
Fortive	33,382		1,790,277
Fortune Brands Home & Security	17,234		921,330
General Dynamics	32,750		5,654,615
General Electric	999,875		31,596,050
Honeywell International	85,802		9,940,162
Illinois Tool Works	35,735		4,376,108
Ingersoll-Rand	28,715		2,154,774
Jacobs Engineering Group	14,513	[b]	827,241
Johnson Controls International	105,135		4,330,511
L-3 Communications Holdings	8,743		1,329,898
Lockheed Martin	28,477		7,117,541
Masco	37,770		1,194,287
Northrop Grumman	19,937		4,636,947
PACCAR	39,531		2,526,031
Parker-Hannifin	15,317		2,144,380
Pentair	19,784		1,109,289
Quanta Services	18,065	[b]	629,565
Raytheon	33,530		4,761,260
Rockwell Automation	14,665		1,970,976
Rockwell Collins	14,853		1,377,764
Roper Technologies	11,265	[a]	2,062,396
Snap-on	6,232		1,067,355
Stanley Black & Decker	17,036		1,953,859
Textron	30,968		1,503,806
TransDigm Group	5,656		1,408,118
United Rentals	9,586	[b]	1,012,090
United Technologies	86,541		9,486,624
W.W. Grainger	6,218		1,444,131
Xylem	21,061		1,042,941
			161,472,970
Commercial & Professional Services - .6%
Cintas	9,665		1,116,887
Dun & Bradstreet	3,746		454,465
Equifax	13,371		1,580,853

Common Stocks - 98.8% (continued)	Shares		Value ($)
Commercial & Professional Services - .6% (continued)
Nielsen Holdings	37,978		1,593,177
Pitney Bowes	22,074		335,304
Republic Services	27,494		1,568,533
Robert Half International	14,327		698,871
Stericycle	9,110	[a,b]	701,834
Verisk Analytics	17,125	[b]	1,390,036
Waste Management	46,938		3,328,374
			12,768,334
Consumer Durables & Apparel - 1.2%
Coach	31,265		1,094,900
D.R. Horton	37,152		1,015,364
Garmin	13,643	[a]	661,549
Hanesbrands	44,747	[a]	965,193
Harman International Industries	7,553		839,591
Hasbro	12,054	[a]	937,681
Leggett & Platt	15,616		763,310
Lennar, Cl. A	22,082		947,980
Mattel	38,873		1,070,951
Michael Kors Holdings	20,145	[b]	865,832
Mohawk Industries	6,920	[b]	1,381,786
Newell Brands	54,146		2,417,619
NIKE, Cl. B	151,746		7,713,249
PulteGroup	37,434		688,037
PVH	8,909		803,948
Ralph Lauren	6,872		620,679
Under Armour, Cl. A	19,832	[a,b]	576,120
Under Armour, Cl. C	19,973	[b]	502,720
VF	38,116		2,033,489
Whirlpool	8,605		1,564,131
			27,464,129
Consumer Services - 1.6%
Carnival	47,509		2,473,319
Chipotle Mexican Grill	3,403	[a,b]	1,284,020
Darden Restaurants	14,133		1,027,752
H&R Block	26,428		607,580
Marriott International, Cl. A	36,264		2,998,308
McDonald's	93,973		11,438,394
Royal Caribbean Cruises	18,715		1,535,379
Starbucks	164,338		9,124,046

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Consumer Services - 1.6% (continued)
Wyndham Worldwide	13,088		999,531
Wynn Resorts	8,918	[a]	771,496
Yum! Brands	39,520		2,502,802
			34,762,627
Diversified Financials - 5.3%
Affiliated Managers Group	6,206	[b]	901,732
American Express	87,600		6,489,408
Ameriprise Financial	17,934		1,989,598
Bank of New York Mellon	120,372		5,703,225
Berkshire Hathaway, Cl. B	214,387	[b]	34,940,793
BlackRock	13,760		5,236,230
Capital One Financial	54,712		4,773,075
Charles Schwab	134,898		5,324,424
CME Group	37,983		4,381,339
Discover Financial Services	44,688		3,221,558
E*TRADE Financial	32,190	[b]	1,115,384
Franklin Resources	39,758		1,573,622
Goldman Sachs Group	41,821		10,014,038
Intercontinental Exchange	67,203		3,791,593
Invesco	46,902		1,423,007
Leucadia National	36,418		846,719
Moody's	19,282		1,817,714
Morgan Stanley	163,090		6,890,552
Nasdaq	13,061		876,654
Navient	38,690		635,677
Northern Trust	23,950		2,132,748
S&P Global	29,342		3,155,439
State Street	41,470		3,223,048
Synchrony Financial	88,830		3,221,864
T. Rowe Price Group	28,009		2,107,957
			115,787,398
Energy - 7.4%
Anadarko Petroleum	62,992		4,392,432
Apache	42,662		2,707,757
Baker Hughes	48,414		3,145,458
Cabot Oil & Gas	50,852		1,187,903
Chesapeake Energy	83,595	[a,b]	586,837
Chevron	213,135		25,085,989
Cimarex Energy	10,282		1,397,324

Common Stocks - 98.8% (continued)	Shares		Value ($)
Energy - 7.4% (continued)
Concho Resources	16,464	[b]	2,183,126
ConocoPhillips	138,919		6,965,399
Devon Energy	58,745		2,682,884
EOG Resources	64,912		6,562,603
EQT	19,349		1,265,425
Exxon Mobil	468,192		42,259,010
FMC Technologies	26,101	[b]	927,369
Halliburton	97,527		5,275,235
Helmerich & Payne	11,716		906,818
Hess	29,481		1,836,371
Kinder Morgan	215,542		4,463,875
Marathon Oil	93,228		1,613,777
Marathon Petroleum	59,509		2,996,278
Murphy Oil	17,960	[a]	559,095
National Oilwell Varco	42,858		1,604,604
Newfield Exploration	21,907	[b]	887,234
Noble Energy	46,865		1,783,682
Occidental Petroleum	86,247		6,143,374
ONEOK	23,366	[a]	1,341,442
Phillips 66	50,198		4,337,609
Pioneer Natural Resources	19,052		3,430,694
Range Resources	21,056		723,484
Schlumberger	156,536		13,141,197
Southwestern Energy	54,891	[b]	593,921
Spectra Energy	78,839		3,239,495
Tesoro	13,539		1,183,986
Transocean	43,624	[a,b]	643,018
Valero Energy	52,038		3,555,236
Williams Cos.	76,768		2,390,556
			164,000,497
Food & Staples Retailing - 2.1%
Costco Wholesale	49,111		7,863,162
CVS Health	120,677		9,522,622
Kroger	108,916		3,758,691
Sysco	56,959		3,153,820
Walgreens Boots Alliance	96,543		7,989,899
Wal-Mart Stores	170,172		11,762,289
Whole Foods Market	36,455		1,121,356
			45,171,839

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.3%
Altria Group	219,491		14,841,981
Archer-Daniels-Midland	65,168		2,974,919
Brown-Forman, Cl. B	20,697		929,709
Campbell Soup	21,784		1,317,278
Coca-Cola	436,849		18,111,760
Conagra Brands	47,952		1,896,502
Constellation Brands, Cl. A	20,047		3,073,406
Dr. Pepper Snapple Group	21,059		1,909,420
General Mills	66,724		4,121,541
Hershey	15,825		1,636,780
Hormel Foods	30,855		1,074,063
J.M. Smucker	13,216		1,692,441
Kellogg	28,520		2,102,209
Kraft Heinz	66,832		5,835,770
McCormick & Co.	12,842		1,198,544
Mead Johnson Nutrition	20,928		1,480,865
Molson Coors Brewing, Cl. B	20,165		1,962,256
Mondelez International, Cl. A	174,322		7,727,694
Monster Beverage	45,756	[b]	2,028,821
PepsiCo	161,626		16,910,928
Philip Morris International	175,127		16,022,369
Reynolds American	93,317		5,229,485
Tyson Foods, Cl. A	32,807		2,023,536
			116,102,277
Health Care Equipment & Services - 5.1%
Abbott Laboratories	165,863		6,370,798
Aetna	39,472		4,894,923
AmerisourceBergen	19,031		1,488,034
Anthem	29,493		4,240,209
Baxter International	55,464		2,459,274
Becton Dickinson & Co.	23,802		3,940,421
Boston Scientific	152,189	[b]	3,291,848
C.R. Bard	8,185		1,838,842
Cardinal Health	36,264		2,609,920
Centene	19,000	[b]	1,073,690
Cerner	34,052	[b]	1,613,043
Cigna	28,770		3,837,630
Cooper	5,475		957,742
Danaher	68,348		5,320,208

Common Stocks - 98.8% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.1% (continued)
DaVita	18,721	[b]	1,201,888
DENTSPLY SIRONA	26,832		1,549,011
Edwards Lifesciences	23,958	[b]	2,244,865
Envision Healthcare	13,166	[b]	833,276
Express Scripts Holding	69,793	[b]	4,801,060
HCA Holdings	33,101	[b]	2,450,136
Henry Schein	9,183	[b]	1,393,153
Hologic	31,059	[b]	1,246,087
Humana	16,816		3,430,968
Intuitive Surgical	4,370	[b]	2,771,323
Laboratory Corporation of America Holdings	11,603	[b]	1,489,593
McKesson	25,275		3,549,874
Medtronic	155,697		11,090,297
Patterson	9,008	[a]	369,598
Quest Diagnostics	15,804		1,452,388
St. Jude Medical	31,874		2,555,976
Stryker	34,907		4,182,208
UnitedHealth Group	107,221		17,159,649
Universal Health Services, Cl. B	10,032		1,067,204
Varian Medical Systems	11,368	[a,b]	1,020,619
Zimmer Biomet Holdings	22,480		2,319,936
			112,115,691
Household & Personal Products - 1.9%
Church & Dwight	29,176		1,289,287
Clorox	14,394		1,727,568
Colgate-Palmolive	100,185		6,556,106
Coty	53,112		972,481
Estee Lauder, Cl. A	24,379		1,864,750
Kimberly-Clark	40,244		4,592,645
Procter & Gamble	302,095		25,400,148
			42,402,985
Insurance - 2.8%
Aflac	46,537		3,238,975
Allstate	42,078		3,118,821
American International Group	110,582		7,222,110
Aon	29,774		3,320,694
Arthur J. Gallagher & Co.	19,742		1,025,794
Assurant	6,829		634,141
Chubb	52,105		6,884,113

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Insurance - 2.8% (continued)
Cincinnati Financial	16,738		1,267,904
Hartford Financial Services Group	42,802		2,039,515
Lincoln National	26,329		1,744,823
Loews	30,064		1,407,897
Marsh & McLennan Cos.	58,112		3,927,790
MetLife	123,246		6,641,727
Principal Financial Group	29,776		1,722,839
Progressive	64,601		2,293,336
Prudential Financial	48,639		5,061,374
Torchmark	12,557		926,204
Travelers	32,155		3,936,415
Unum Group	27,151		1,192,743
Willis Towers Watson	14,576		1,782,353
XL Group	31,094		1,158,562
			60,548,130
Materials - 2.8%
Air Products & Chemicals	24,250		3,487,635
Albemarle	12,596		1,084,264
Avery Dennison	9,516		668,214
Ball	19,568		1,468,970
CF Industries Holdings	26,859		845,521
Dow Chemical	126,810		7,256,068
E.I. du Pont de Nemours & Co.	97,569		7,161,565
Eastman Chemical	15,962		1,200,502
Ecolab	29,358		3,441,345
FMC	14,705		831,715
Freeport-McMoRan	139,284	[a,b]	1,837,156
International Flavors & Fragrances	8,842		1,041,853
International Paper	46,473		2,465,857
LyondellBasell Industries, Cl. A	37,816		3,243,857
Martin Marietta Materials	7,404		1,640,208
Monsanto	49,243		5,180,856
Mosaic	39,295		1,152,522
Newmont Mining	58,102		1,979,535
Nucor	35,477		2,111,591
PPG Industries	29,912		2,834,461
Praxair	32,089		3,760,510
Sealed Air	22,022		998,477
Sherwin-Williams	9,027		2,425,916

Common Stocks - 98.8% (continued)	Shares		Value ($)
Materials - 2.8% (continued)
Vulcan Materials	14,776		1,849,216
WestRock	29,036		1,474,133
			61,441,947
Media - 3.0%
CBS, Cl. B	44,459		2,828,482
Charter Communications, Cl. A	24,259	[b]	6,984,651
Comcast, Cl. A	269,351		18,598,687
Discovery Communications, Cl. A	16,778	[a,b]	459,885
Discovery Communications, Cl. C	26,806	[b]	717,865
Interpublic Group of Companies	45,800		1,072,178
News Corp., Cl. A	42,339		485,205
News Corp., Cl. B	11,662		137,612
Omnicom Group	27,006		2,298,481
Scripps Networks Interactive, Cl. A	10,903		778,147
TEGNA	24,620		526,622
Time Warner	87,665		8,462,302
Twenty-First Century Fox, Cl. A	120,101		3,367,632
Twenty-First Century Fox, Cl. B	54,492		1,484,907
Viacom, Cl. B	39,470		1,385,397
Walt Disney	165,436		17,241,740
			66,829,793
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
AbbVie	183,295		11,477,933
Agilent Technologies	37,187		1,694,240
Alexion Pharmaceuticals	24,810	[b]	3,035,504
Allergan	42,251		8,873,133
Amgen	84,282		12,322,871
Biogen	24,642	[b]	6,987,978
Bristol-Myers Squibb	188,077		10,991,220
Celgene	87,527	[b]	10,131,250
Eli Lilly & Co.	109,343		8,042,178
Endo International	22,198	[b]	365,601
Gilead Sciences	149,643		10,715,935
Illumina	16,407	[b]	2,100,752
Johnson & Johnson	307,309		35,405,070
Mallinckrodt	12,698	[b]	632,614
Merck & Co.	310,302		18,267,479
Mettler-Toledo International	3,001	[b]	1,256,099
Mylan	51,607	[b]	1,968,807

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.4% (continued)
PerkinElmer	12,123		632,214
Perrigo	16,097		1,339,753
Pfizer	685,145		22,253,510
Regeneron Pharmaceuticals	8,510	[b]	3,123,936
Thermo Fisher Scientific	44,579		6,290,097
Vertex Pharmaceuticals	27,284	[b]	2,010,012
Waters	8,990	[b]	1,208,166
Zoetis	55,501		2,970,969
			184,097,321
Real Estate - 2.8%
American Tower	48,034	[c]	5,076,233
Apartment Investment & Management, Cl. A	17,129	[c]	778,513
AvalonBay Communities	15,192	[c]	2,691,263
Boston Properties	16,862	[c]	2,120,902
CBRE Group, Cl. A	33,493	[b,c]	1,054,695
Crown Castle International	40,427	[c]	3,507,851
Digital Realty Trust	17,868	[a,c]	1,755,710
Equinix	7,993	[c]	2,856,778
Equity Residential	40,529	[c]	2,608,446
Essex Property Trust	7,209	[c]	1,676,093
Extra Space Storage	13,718	[c]	1,059,578
Federal Realty Investment Trust	7,716	[c]	1,096,521
General Growth Properties	64,692	[c]	1,616,006
HCP	52,374	[a,c]	1,556,555
Host Hotels & Resorts	83,282	[c]	1,569,033
Iron Mountain	26,946	[c]	875,206
Kimco Realty	47,152	[c]	1,186,344
Macerich	14,237	[c]	1,008,549
Mid-America Apartment Communities	12,761	[c]	1,249,557
Prologis	59,617	[c]	3,147,181
Public Storage	16,827	[c]	3,760,835
Realty Income	28,881	[c]	1,660,080
Simon Property Group	35,337	[c]	6,278,325
SL Green Realty	10,988	[c]	1,181,759
UDR	29,091	[c]	1,061,240
Ventas	39,462	[c]	2,467,164
Vornado Realty Trust	19,624	[c]	2,048,157
Welltower	40,873	[c]	2,735,630

Common Stocks - 98.8% (continued)	Shares		Value ($)
Real Estate - 2.8% (continued)
Weyerhaeuser	84,114	[c]	2,530,990
			62,215,194
Retailing - 5.3%
Advance Auto Parts	8,069	[a]	1,364,629
Amazon.com	44,522	[b]	33,385,712
AutoNation	7,413	[b]	360,642
AutoZone	3,270	[b]	2,582,613
Bed Bath & Beyond	17,332	[a]	704,372
Best Buy	30,994	[a]	1,322,514
CarMax	21,971	[a,b]	1,414,713
Dollar General	29,325		2,172,103
Dollar Tree	26,188	[b]	2,021,190
Expedia	13,536		1,533,358
Foot Locker	15,344	[a]	1,087,736
Gap	26,364	[a]	591,608
Genuine Parts	17,058		1,629,721
Home Depot	137,732		18,467,107
Kohl's	20,100	[a]	992,538
L Brands	27,116		1,785,317
LKQ	34,220	[b]	1,048,843
Lowe's	98,334		6,993,514
Macy's	34,787		1,245,722
Netflix	48,239	[b]	5,971,988
Nordstrom	13,213	[a]	633,299
O'Reilly Automotive	10,880	[a,b]	3,029,101
Priceline Group	5,588	[b]	8,192,343
Ross Stores	45,361		2,975,682
Signet Jewelers	7,936		748,047
Staples	68,569		620,549
Target	63,539		4,589,422
The TJX Companies	74,660		5,609,206
Tiffany & Co.	12,708	[a]	983,980
Tractor Supply	14,814		1,123,049
TripAdvisor	12,112	[b]	561,633
Ulta Salon Cosmetics & Fragrance	6,632	[b]	1,690,762
Urban Outfitters	10,351	[b]	294,796
			117,727,809
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices	34,867		2,532,042

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
Applied Materials	122,571		3,955,366
Broadcom	44,844		7,927,074
First Solar	7,929	[a,b]	254,442
Intel	535,020		19,405,175
KLA-Tencor	17,400		1,369,032
Lam Research	18,335		1,938,560
Linear Technology	26,310		1,640,429
Microchip Technology	24,065		1,543,770
Micron Technology	120,214	[b]	2,635,091
NVIDIA	60,133		6,418,596
Qorvo	14,534	[a,b]	766,378
QUALCOMM	166,687		10,867,992
Skyworks Solutions	21,180	[a]	1,581,299
Texas Instruments	113,503		8,282,314
Xilinx	28,382		1,713,421
			72,830,981
Software & Services - 12.1%
Accenture, Cl. A	70,161		8,217,958
Activision Blizzard	75,833		2,738,330
Adobe Systems	55,658	[b]	5,729,991
Akamai Technologies	19,815	[b]	1,321,264
Alliance Data Systems	6,883		1,572,766
Alphabet, Cl. A	33,423	[b]	26,486,056
Alphabet, Cl. C	33,498	[b]	25,854,426
Autodesk	22,174	[b]	1,641,098
Automatic Data Processing	51,029		5,244,761
CA	35,277		1,120,750
Citrix Systems	17,304	[b]	1,545,420
Cognizant Technology Solutions, Cl. A	68,285	[b]	3,826,009
CSRA	15,162		482,758
eBay	118,405	[b]	3,515,444
Electronic Arts	34,042	[a,b]	2,681,148
Facebook, Cl. A	264,192	[b]	30,395,290
Fidelity National Information Services	36,625		2,770,315
Fiserv	24,974	[b]	2,654,237
Global Payments	17,220		1,195,240
International Business Machines	97,996		16,266,356
Intuit	27,652		3,169,196
Mastercard, Cl. A	108,038		11,154,923

Common Stocks - 98.8% (continued)	Shares		Value ($)
Software & Services - 12.1% (continued)
Microsoft	877,758		54,543,882
Oracle	339,441		13,051,506
Paychex	35,741		2,175,912
PayPal Holdings	126,255	[b]	4,983,285
Red Hat	19,963	[b]	1,391,421
salesforce.com	72,456	[b]	4,960,338
Symantec	69,197		1,653,116
Teradata	16,481	[b]	447,789
Total System Services	18,754		919,509
VeriSign	10,951	[a,b]	833,043
Visa, Cl. A	211,026		16,464,249
Western Union	56,534	[a]	1,227,918
Xerox	96,376		841,362
Yahoo!	99,030	[b]	3,829,490
			266,906,556
Technology Hardware & Equipment - 5.1%
Amphenol, Cl. A	34,783		2,337,418
Apple	602,550		69,787,341
Cisco Systems	566,727		17,126,490
Corning	107,125		2,599,924
F5 Networks	7,782	[b]	1,126,211
FLIR Systems	15,166		548,858
Harris	13,494		1,382,730
Hewlett Packard Enterprise	186,815		4,322,899
HP	193,428		2,870,472
Juniper Networks	42,907		1,212,552
Motorola Solutions	18,713		1,551,121
NetApp	31,516		1,111,569
Seagate Technology	33,426	[a]	1,275,870
TE Connectivity	40,200		2,785,056
Western Digital	32,165		2,185,612
			112,224,123
Telecommunication Services - 2.6%
AT&T	692,680		29,459,680
CenturyLink	61,508		1,462,660
Frontier Communications	126,110	[a]	426,252
Level 3 Communications	32,503	[b]	1,831,869
Verizon Communications	460,279		24,569,693
			57,750,154

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Transportation - 2.3%
Alaska Air Group	13,736	[a]	1,218,795
American Airlines Group	59,942		2,798,692
CH Robinson Worldwide	16,089	[a]	1,178,680
CSX	107,426		3,859,816
Delta Air Lines	84,518		4,157,440
Expeditors International of Washington	20,436		1,082,291
FedEx	27,538		5,127,576
J.B. Hunt Transport Services	10,158		986,037
Kansas City Southern	12,245		1,038,988
Norfolk Southern	33,539		3,624,560
Ryder System	5,594		416,417
Southwest Airlines	70,001		3,488,850
Union Pacific	93,841		9,729,435
United Continental Holdings	33,278	[b]	2,425,301
United Parcel Service, Cl. B	77,811		8,920,253
			50,053,131
Utilities - 3.1%
AES	71,053		825,636
Alliant Energy	25,476		965,286
Ameren	27,309		1,432,630
American Electric Power	54,807		3,450,649
American Water Works	19,959		1,444,233
CenterPoint Energy	49,503		1,219,754
CMS Energy	30,145		1,254,635
Consolidated Edison	34,098		2,512,341
Dominion Resources	70,399		5,391,859
DTE Energy	19,966		1,966,851
Duke Energy	77,279		5,998,396
Edison International	36,276		2,611,509
Entergy	20,377		1,497,098
Eversource Energy	34,641		1,913,222
Exelon	103,820		3,684,572
FirstEnergy	46,108		1,427,965
NextEra Energy	52,540		6,276,428
NiSource	34,042		753,690
NRG Energy	37,334		457,715
PG&E	57,029		3,465,652
Pinnacle West Capital	12,470		973,034
PPL	76,632		2,609,320

Common Stocks - 98.8% (continued)	Shares		Value ($)
Utilities - 3.1% (continued)
Public Service Enterprise Group	56,373		2,473,647
SCANA	16,090		1,179,075
Sempra Energy	28,053		2,823,254
Southern	109,964		5,409,129
WEC Energy Group	35,907		2,105,946
Xcel Energy	57,273		2,331,011
			68,454,537
Total Common Stocks (cost $908,413,957)			2,175,745,931
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.52%, 3/16/17 (cost $1,323,595)	1,325,000	[d]	1,323,688
Other Investment - 1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $25,283,384)	25,283,384	[e]	25,283,384
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $9,945,073)	9,945,073	[e]	9,945,073
Total Investments (cost $944,966,009)	100.5%		2,212,298,076
Liabilities, Less Cash and Receivables	(.5%)		(10,160,406)
Net Assets	100.0%		2,202,137,670

aSecurity, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $42,261,603 and the value of the collateral held by the fund was $43,475,171, consisting of cash collateral of $9,945,073 and U.S. Government & Agency securities valued at $33,530,098.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open futures contracts.
e Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.1
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Energy	7.4
Capital Goods	7.3
Banks	6.7
Diversified Financials	5.3
Food, Beverage & Tobacco	5.3
Retailing	5.3
Health Care Equipment & Services	5.1
Technology Hardware & Equipment	5.1
Semiconductors & Semiconductor Equipment	3.3
Utilities	3.1
Media	3.0
Insurance	2.8
Materials	2.8
Real Estate	2.8
Telecommunication Services	2.6
Transportation	2.3
Food & Staples Retailing	2.1
Household & Personal Products	1.9
Short-Term/Money Market Investments	1.7
Consumer Services	1.6
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.6
100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FUTURES

December 31, 2016

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) ($)

Futures Long
Standard & Poor's 500 E-mini	259	28,958,790	March 2017	(242,979)
Gross Unrealized Depreciation				(242,979)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $42,261,603)—Note 1(b):
Unaffiliated issuers	909,737,552	2,177,069,619
Affiliated issuers	35,228,457	35,228,457
Cash		710,911
Dividends and securities lending income receivable		2,779,000
Prepaid expenses		8,876
		2,215,796,863
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		509,386
Liability for securities on loan—Note 1(b)		9,945,073
Payable for shares of Common Stock redeemed		2,888,037
Payable for futures variation margin—Note 4		115,705
Accrued expenses		200,992
		13,659,193
Net Assets ($)		2,202,137,670
Composition of Net Assets ($):
Paid-in capital		916,135,707
Accumulated undistributed investment income—net		733,550
Accumulated net realized gain (loss) on investments		18,179,325
Accumulated net unrealized appreciation (depreciation) on investments [including ($242,979) net unrealized (depreciation) on futures]		1,267,089,088
Net Assets ($)		2,202,137,670

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,001,467,653	200,670,017
Shares Outstanding	43,643,544	4,370,483
Net Asset Value Per Share ($)	45.86	45.91

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $5,257 foreign taxes withheld at source):
Unaffiliated issuers	45,510,426
Affiliated issuers	72,157
Income from securities lending—Note 1(b)	169,834
Interest	3,852
Total Income	45,756,269
Expenses:
Management fee—Note 3(a)	5,133,533
Distribution fees—Note 3(b)	490,582
Directors’ fees and expenses—Note 3(d)	172,213
Prospectus and shareholders’ reports	132,448
Professional fees	109,834
Loan commitment fees—Note 2	42,549
Shareholder servicing costs—Note 3(c)	4,084
Registration fees	352
Miscellaneous	165,923
Total Expenses	6,251,518
Less—reduction in fees due to earnings credits—Note 3(c)	(62)
Net Expenses	6,251,456
Investment Income—Net	39,504,813
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	56,161,462
Net realized gain (loss) on futures	2,493,086
Net Realized Gain (Loss)	58,654,548
Net unrealized appreciation (depreciation) on investments	136,615,302
Net unrealized appreciation (depreciation) on futures	(207,858)
Net Unrealized Appreciation (Depreciation)	136,407,444
Net Realized and Unrealized Gain (Loss) on Investments	195,061,992
Net Increase in Net Assets Resulting from Operations	234,566,805

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment income—net	39,504,813	38,033,215
Net realized gain (loss) on investments	58,654,548	78,121,420
Net unrealized appreciation (depreciation) on investments	136,407,444	(91,936,305)
Net Increase (Decrease) in Net Assets Resulting from Operations	234,566,805	24,218,330
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(38,523,757)	(34,900,712)
Service Shares	(3,459,777)	(3,321,783)
Net realized gain on investments:
Initial Shares	(66,770,473)	(53,808,935)
Service Shares	(6,995,648)	(6,088,629)
Total Distributions	(115,749,655)	(98,120,059)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	175,074,006	213,837,562
Service Shares	14,779,629	12,117,429
Distributions reinvested:
Initial Shares	105,294,230	88,709,647
Service Shares	10,455,425	9,410,412
Cost of shares redeemed:
Initial Shares	(267,602,472)	(310,357,317)
Service Shares	(38,417,929)	(45,945,352)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(417,111)	(32,227,619)
Total Increase (Decrease) in Net Assets	118,400,039	(106,129,348)
Net Assets ($):
Beginning of Period	2,083,737,631	2,189,866,979
End of Period	2,202,137,670	2,083,737,631
Undistributed investment income—net	733,550	2,397,015
Capital Share Transactions (Shares):
Initial Shares
Shares sold	4,042,774	4,841,013
Shares issued for distributions reinvested	2,462,148	2,036,868
Shares redeemed	(6,171,082)	(7,033,064)
Net Increase (Decrease) in Shares Outstanding	333,840	(155,183)
Service Shares
Shares sold	347,728	277,303
Shares issued for distributions reinvested	244,569	215,621
Shares redeemed	(892,184)	(1,030,819)
Net Increase (Decrease) in Shares Outstanding	(299,887)	(537,895)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	43.42	44.99	40.84	31.86	29.48
Investment Operations:
Investment income—net[a]	.83	.80	.74	.66	.63
Net realized and unrealized gain (loss) on investments	4.04	(.32)	4.65	9.39	3.95
Total from Investment Operations	4.87	.48	5.39	10.05	4.58
Distributions:
Dividends from investment income—net	(.88)	(.81)	(.75)	(.68)	(.64)
Dividends from net realized gain on investments	(1.55)	(1.24)	(.49)	(.39)	(1.56)
Total Distributions	(2.43)	(2.05)	(1.24)	(1.07)	(2.20)
Net asset value, end of period	45.86	43.42	44.99	40.84	31.86
Total Return (%)	11.71	1.11	13.42	32.02	15.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.27	.27	.29	.28
Ratio of net expenses to average net assets	.27	.27	.27	.29	.28
Ratio of net investment income to average net assets	1.91	1.81	1.76	1.82	2.02
Portfolio Turnover Rate	3.87	3.74	1.59	3.76	3.13
Net Assets, end of period ($ x 1,000)	2,001,468	1,880,694	1,955,325	1,798,538	1,541,577

a Based on average shares outstanding.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	43.47	45.03	40.89	31.90	29.51
Investment Operations:
Investment income—net[a]	.72	.69	.64	.57	.56
Net realized and unrealized gain (loss) on investments	4.04	(.31)	4.63	9.40	3.96
Total from Investment Operations	4.76	.38	5.27	9.97	4.52
Distributions:
Dividends from investment income—net	(.77)	(.70)	(.64)	(.59)	(.57)
Dividends from net realized gain on investments	(1.55)	(1.24)	(.49)	(.39)	(1.56)
Total Distributions	(2.32)	(1.94)	(1.13)	(.98)	(2.13)
Net asset value, end of period	45.91	43.47	45.03	40.89	31.90
Total Return (%)	11.44	.86	13.10	31.71	15.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.52	.52	.54	.53
Ratio of net expenses to average net assets	.52	.52	.52	.54	.53
Ratio of net investment income to average net assets	1.66	1.56	1.50	1.57	1.78
Portfolio Turnover Rate	3.87	3.74	1.59	3.76	3.13
Net Assets, end of period ($ x 1,000)	200,670	203,044	234,542	239,742	185,127

a Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability

NOTES TO FINANCIAL STATEMENTS (continued)

in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities- Domestic Common Stocks†	2,163,779,607	-	-	2,163,779,607
Equity Securities- Foreign Common Stocks†	11,966,324	-	-	11,966,324
Registered Investment Companies	35,228,457	-	-	35,228,457
U.S. Treasury	-	1,323,688	-	1,323,688
Liabilities ($)
Other Financial Instruments:
Futures††	(242,979)	-	-	(242,979)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

At December 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2016, The Bank of New York Mellon earned $38,866 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	6,753,514	154,490,022	161,243,536	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund††	12,670,872	176,972,230	164,359,718	25,283,384	1.1
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	68,328,606	58,383,533	9,945,073.5
Total	19,424,386	399,790,858	383,986,787	35,228,457	1.6

† During the period ended December 31, 2016, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.
†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.
(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,592,892, undistributed capital gains $53,202,654 and unrealized appreciation $1,230,149,301.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were as follows: ordinary income $42,944,377 and $39,952,720, and long-term capital gains $72,805,278 and $58,167,339, respectively.

During the period ended December 31, 2016, as a result of permanent book to tax differences, primarily due to tax basis deemed dividends, the fund increased accumulated undistributed investment income-net by $815,256 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, Mellon Capital pays the Custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2016, Service shares were charged $490,582 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2016, Initial shares were charged $2,350 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

NOTES TO FINANCIAL STATEMENTS (continued)

redemptions. During the period ended December 31, 2016, the fund was charged $1,453 for transfer agency services and $132 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $62.

During the period ended December 31, 2016, the fund was charged $9,640 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $459,028, Distribution Plan fees $42,782, Chief Compliance Officer fees $7,314 and transfer agency fees $262.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended December 31, 2016, amounted to $80,246,534 and $151,853,033, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2016 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2016 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2016:

Average Market Value ($)
Equity futures	27,969,643

At December 31, 2016, the cost of investments for federal income tax purposes was $982,148,775; accordingly, accumulated net unrealized appreciation on investments was $1,230,149,301, consisting of $1,297,591,402 gross unrealized appreciation and $67,442,101 gross unrealized depreciation.

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was executed in a two-step transaction: shares were repurchased by Tribune in a tender offer in June 2007 and then in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases were consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)).

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy

NOTES TO FINANCIAL STATEMENTS (continued)

Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but did not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL that applied to most, but not all, of the cases in the Tribune MDL. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the grounds that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en banc by all judges on the Second Circuit. On July 22, 2016, the Second Circuit denied both requests for rehearing. On September 9, 2016, Plaintiffs filed a petition for certiorari with the U.S. Supreme Court. A brief in opposition to the petition was filed on behalf of defendants on October 24, 2016. Plaintiffs filed a reply brief on November 4, 2016. As of February 2, 2017, the Supreme Court has not ruled on the petition.

In the FitzSimons case, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014 and briefing was completed in July 2014. On January 9, 2017, Judge Sullivan entered an order granting the “global” motion and dismissing the claim against all the Shareholder Defendants. On February 2, 2017, the plaintiff filed a request to seek leave to appeal with the court. As of February 2, 2017, the Court had not ruled on the request.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Stock Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, Inc., including the statements of investments and futures, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund, Inc., at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2016 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns. Also, the fund hereby reports $.0202 per share as a short-term capital gain distribution and $1.5306 per share as a long-term capital gain distribution paid on March 31, 2016.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1996)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (1993)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since September 2003.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2007.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since September 2003.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Stock Index Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager

Mellon Capital Management Corporation
500 Grant Street
Pittsburgh, PA 15258

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0763AR1216

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,031 in 2015 and $33,856 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $9,350 in 2015 and $9,507 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,479 in 2015 and $3,766 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $16 in 2015 and $21 in 2016. These services consisted of a review of the Registrant’s anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,055,582 in 2015 and $19,533,050 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)